EXPENSES - Finance costs and income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance costs
Interest and accretion on senior unsecured notes(1)	$ 51.1	$ 53.2
Interest on Credit Facility	0.1	9.0
Accretion expense on decommissioning obligations (Note 18)	2.7	2.0
Loss on repayment of long-term debt (Note 11)	1.2	0.0
Other finance costs	7.5	4.8
Total finance costs	62.6	69.0
Finance income
Interest income	2.2	$ 1.5
Interest costs capitalised	$ 0.6